Loan Payable Stockholder (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loan payable	$ 464,078	$ 464,078
Loan maturity, description	The loan bears no interest until maturity on January 1, 2025. Interest after maturity is 10% per annum until fully repaid.